Income Tax Expense - Summary of Deferred Tax (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities		¥ (61,825)		¥ (65,544)		$ (8,893)
Deferred tax assets		450,882		398,174		64,857
Reconciliation of deferred tax (expense) income [member]		41,250	$ 5,933	(16,483)	¥ (12,408)
Net deferred tax assets		389,057		332,630		55,964
Accelerated depreciation [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities		(122,298)		(138,770)		(17,592)
Reconciliation of deferred tax (expense) income [member]		16,472	2,369	(37,968)	(55,882)
Interest receivable [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities		(3,033)		(3,396)		(436)
Reconciliation of deferred tax (expense) income [member]		363	52	(1,459)	(293)
PRC withholding tax on dividend income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	[1]	(61,825)		(65,544)		(8,893)
Reconciliation of deferred tax (expense) income [member]	[1]	(11,458)	(1,648)	(14,529)	(36,255)
Write-down of inventories [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		29,503		20,250		4,244
Reconciliation of deferred tax (expense) income [member]		9,253	1,331	(2,378)	4,225
Impairment losses on trade receivables
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		7,071		6,789		1,017
Reconciliation of deferred tax (expense) income [member]		282	41	(1,267)	(2,021)
Accruals [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		234,586		283,427		33,744
Reconciliation of deferred tax (expense) income [member]		(48,841)	(7,026)	(15,339)	48,149
Deferred income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		56,480		97,828		8,124
Reconciliation of deferred tax (expense) income [member]		(41,348)	(5,948)	(11,114)	1,211
Others [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		39,185		43,606		5,636
Reconciliation of deferred tax (expense) income [member]		(4,421)	(636)	19,235	(4,998)
Losses available for offsetting against future taxable income
Disclosure of deferred tax assets and liabilities [Line Items]
Reconciliation of deferred tax (expense) income [member]		116,675	16,783	23,072	0
Net deferred tax assets		139,747		23,072		20,102
Effect of change in residual value an impairment of property, plant and equipment [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		69,641		65,368		$ 10,018
Reconciliation of deferred tax (expense) income [member]		¥ 4,273	$ 615	¥ 25,264	¥ 33,456

[1]	The movement of PRC withholding tax on dividend income is as follows: